Segment Financial Information - Supplemental Geographic Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Disclosure of operating segments [line items]
Domestic sales	$ 980,559,538	$ 49,817,839	$ 877,360,038	$ 670,000,473
Total export sales	691,886,610	35,151,660	508,539,112	395,118,117
Services income	8,673,002	440,636	11,130,569	8,974,642
Total sales	1,681,119,150	$ 85,410,135	1,397,029,719	1,074,093,232
United States [member]
Disclosure of operating segments [line items]
Total export sales	434,838,159		302,912,999	221,954,461
Canada, Central and South America [member]
Disclosure of operating segments [line items]
Total export sales	11,274,714		13,943,080	14,058,897
Europe [member]
Disclosure of operating segments [line items]
Total export sales	158,900,339		71,470,613	64,348,997
Other [member]
Disclosure of operating segments [line items]
Total export sales	$ 86,873,398		$ 120,212,420	$ 94,755,762